Schedule of related party transactions with related party (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Expense paid by Xiaofeng Gao	$ 20,908
Xuejun Ji [Member]
Related Party Transaction [Line Items]
Bond received from Bin Fu	400,000
Bin Fu [Member]
Related Party Transaction [Line Items]
Bond received from Bin Fu	200,000
Medical Star [Member]
Related Party Transaction [Line Items]
Sales to Medical Star		$ 17,235